Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Loans, including fees	$ 17,573	$ 19,724	$ 21,609
Investment securities:
US Treasury	397	581	742
US Government agencies and corporations	1,066	1,105	1,035
State and political subdivisions	252	324	371
Interest-earning deposits with banks and federal funds sold	177	137	65
Total interest income	19,465	21,871	23,822
Interest Expense
Interest checking and money market accounts	439	542	785
Savings deposits	171	197	286
Time deposits $100,000 and over	592	802	1,106
Other time deposits	708	1,008	1,138
Short-term borrowed funds	160	353	354
Long-term debt	664	796	1,068
Total interest expense	2,734	3,698	4,737
Net interest income	16,731	18,173	19,085
Provision for loan losses	28	1,832	3,456
Net interest income after provision for loan losses	16,703	16,341	15,629
Noninterest Income
Service charges on deposit accounts	1,627	1,723	1,837
Other service fees and commissions	3,399	3,178	3,409
Gain (loss) on sale of securities (includes reclassification of $523 from accumulated comprehensive income)	(523)	1,286	933
Income from mortgage loan sales	2,113	3,740	1,806
Other income	971	748	271
Total noninterest income	7,587	10,675	8,256
Noninterest Expense
Salaries and employee benefits	12,423	12,891	12,121
Net occupancy expense	1,098	1,155	1,165
Equipment expense	734	733	758
Data processing costs	784	889	858
Office supplies and printing	358	334	337
Foreclosed real estate expense	1,647	2,994	489
Professional fees and services	680	588	1,488
Marketing and donations	728	691	769
Electronic banking expense	999	951	875
Software amortization and maintenance	541	576	573
FDIC insurance	518	693	750
Goodwill Impairment		987
Other noninterest expense	2,484	2,765	2,606
Total noninterest expense	22,994	26,247	22,789
Income before income taxes	1,296	769	1,096
Income taxes (includes reclassification of $202 from accumulated other comprehensive income)	342	365	196
Net income	954	404	900
Less: Net income attributable to noncontrolling interest	(478)
Net income attributable to Uwharrie Capital Corp	476	404	900
Dividends on preferred stock	(325)	(645)	(645)
Net Income (loss) available to common shareholders	$ 151	$ (241)	$ 255
Net income (loss) per common share
Basic	$ 0.02	$ (0.03)	$ 0.03
Diluted	$ 0.02	$ (0.03)	$ 0.03
Weighted average common shares outstanding
Basic	7,276,751	7,371,667	7,467,396
Diluted	7,276,751	7,371,667	7,467,396